Average Annual Total Returns - Invesco RAFI Strategic Emerging Markets ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Invesco Strategic Emerging Markets Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	Invesco Strategic Emerging Markets Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholdings taxes, but reflects no deductions for fees, expenses or other taxes) Since Inception
Total	Sep. 12, 2018	16.10%	8.28%	15.55%	7.77%	10.05%	6.33%	16.79%	8.93%	18.42%	10.95%